Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Statement of Cash Flows [Abstract]
Net income (loss)	$ (1,130)	$ 65,074	$ 147,223	$ 227,311	$ 99,401
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share compensation expense	0	6,979	7,611	9,800	6,408
Interest expense on deposit liabilities		3,687	0
Net unrealized gain on investments and derivatives	0	68,107	(30,541)	(78,950)	(113,421)
Net realized gain on investments and derivatives	0	(184,133)	(176,673)	(236,333)	(55,632)
Amortization of premium and accretion of discount, net	0	1,031	(2,868)	(262)	(2,434)
Changes in assets and liabilities:
Reinsurance balances receivable	0	(65,718)	(57,669)	(107,483)	(84,280)
Deferred acquisition costs, net	0	(33,180)	(13,180)	(45,810)	(45,383)
Unearned premiums ceded		(91)	(2,494)
Loss and loss adjustment expenses recoverable	0	7,865	(6,284)	(9,277)	0
Other assets	(1,420)	(303)	(931)	(275)	(1,701)
Interest and dividends receivable, net	0	(2,576)	(775)	(1,034)	(833)
Unearned premium reserves	0	98,479	70,022	171,294	93,893
Loss and loss adjustment expense reserves	0	52,982	76,436	67,060	67,271
Accounts payable and accrued expenses	995	(1,935)	(500)	4,089	4,157
Reinsurance balances payable	0	12,133	8,579	9,081	0
Performance fee payable to related party		21,837	40,264
Net cash provided by (used in) operating activities	(1,555)	50,238	58,220	9,211	(32,554)
Investing activities
Purchases of investments	0	(2,150,821)	(1,475,391)	(2,172,077)	(2,317,234)
Proceeds from sales of investments	0	1,998,673	1,539,990	1,943,655	1,521,110
Purchases of investments to cover short sales	0	(141,468)	(342,282)	(407,965)	(535,443)
Proceeds from short sales of investments	0	150,098	251,085	290,770	729,182
Change in due to/from brokers, net	0	177,516	(311,503)	12,162	(65,678)
Increase (decrease) in securities purchased under an agreement to sell	0	18,250	22,487	22,261	(60,408)
Non-controlling interest in investment affiliate	0	(49,415)	(33,114)	29,588	40,129
Change in restricted cash and cash equivalents	0	(68,389)	(81,663)	(115,950)	(77,627)
Net cash used in investing activities	0	(65,556)	(430,391)	(397,556)	(765,969)
Financing activities
Proceeds from issuance of common shares, net of costs	605,396	599	286,685	286,095	158,593
Increase in deposit liabilities	0	5,782	41,793	70,500	50,446
Non-controlling interest in Catastrophe Fund	0	10,023	28,515	29,608	19,646
Non-controlling interest in Catastrophe Fund Manager	0	(18)	(164)	(238)	2
Net cash provided by financing activities	605,396	16,386	356,829	385,965	228,687
Net (decrease) increase in cash and cash equivalents	603,841	1,068	(15,342)	(2,380)	(569,836)
Cash and cash equivalents at beginning of period	0	31,625	34,005	34,005	603,841
Cash and cash equivalents at end of period	603,841	32,693	18,663	31,625	34,005
Supplementary information
Interest paid in cash	0	2,780	3,369	4,221	1,823
Income tax paid in cash		$ 2,286	$ 0